Fair Value Measurements, Gains (Losses) on Changes in Fair Value Included in Earnings (Details) - Fair value option election [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trading Asset [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	$ 0	$ 0	$ 0
Trading Asset [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	12	35	46
Trading Asset [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	(26)
Other assets [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	88	106	230
Other assets [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Other assets [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Interest-bearing deposits [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Interest-bearing deposits [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	(2)	(22)
Interest-bearing deposits [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Other liabilities [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Other liabilities [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Other liabilities [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	(45)	(47)	(38)
Long-term debt [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Long-term debt [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	15	86	(81)
Long-term debt [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	$ 0	$ 0	$ 0